Other Liabilities - Summary of Other Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 1,567	$ 1,962
Warranty and campaign programs	919	1,020	1,096	1,111
Marketing and sales incentive programs	1,250	1,413
Tax payables	613	680
Accrued expenses and Deferred income	548	731
Accrued employee benefits	618	669
Legal reserves and other provisions	392	410
Contract reserve	373	390
Restructuring reserve	51	95
Other	545	689
Total	$ 6,876	$ 8,059